Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Statutory federal income tax rate	34.00%	34.00%
Increase in the valuation allowance	$ 974,000	$ 154,000
Net operating loss and contribution carryforwards	$ 9,302,000
Net operating loss and contribution carryforwards expiry	2018 through to the year 2036
Capital loss carryforward expiration period	During 2018